Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2023	Jul. 31, 2022	Oct. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Impairments of long-lived assets
Settlement percent	50.00%
Dilutive potential common shares (in Shares)	962,463
Common stock issuable upon exercise of stock options granted (in Shares)	1,760,000
Accumulated deficit	$ (34,874,180)	(26,382,672)
Working capital	27,220,000
Loss amount	$ (8,491,508)	$ (2,471,651)
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents economic useful lives					11 years
QPRC Finance LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock issuable upon exercise of stock options granted (in Shares)	700,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Patents economic useful lives				2 years
Minimum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents economic useful lives	1 year		5 years	2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Patents economic useful lives				9 years
Maximum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents economic useful lives	10 years		15 years	4 years
Quest Packaging Solutions Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	90.00%
Quest Nettech Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	65.00%